Other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Derivative assets (note 17)	$ 6.6	$ 0.0
Other current assets	$ 23.6	$ 16.2